STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS -Stock Option (Details)		36 Months Ended
	Apr. 05, 2021 installment shares	Sep. 30, 2024 shares
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Number of stock options issued	250,000	0
Number of stock options exercisable upon execution of the Consulting Agreement	50,000
Number of stock options that shall vest in four equal installments	200,000
Number of equal installments | installment	4
Number of stock options that shall vest every three months	50,000